MORTGAGE DEBT AND BANK LOANS (Details textuals) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Mortgage Debt And Bank Loans [Line Items]
Direct issuance costs for borrowings	$ 4.8	$ 5.4	$ 5.1
Increase in amount of financing agreement	3.7
ABN AMRO
Mortgage Debt And Bank Loans [Line Items]
Amount of financing agreement	$ 70.0